Intangible assets excluding goodwill - Expected useful lives of intangible assets excluding goodwill (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range [member] | Brand names [member]
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Bottom of range [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Bottom of range [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Bottom of range [member] | Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Bottom of range [member] | Computer software [member]
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Bottom of range [member] | Product development [Member]
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Top of range [member] | Brand names [member]
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Top of range [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	25 years
Top of range [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Top of range [member] | Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Top of range [member] | Computer software [member]
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Top of range [member] | Product development [Member]
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	7 years